Restatement	12 Months Ended
Dec. 31, 2017
Restatement of Prior Year Income [Abstract]
Restatement

NOTE 19 – RESTATEMENT

Summary of restatement

Subsequent to the issuance of the Company’s consolidated financial statements for the year ended December 31, 2017 on April 2, 2018, the Company identified that (1) warrants which contain certain net cash settlement and down-round provisions were incorrectly accounted for as equity instruments instead of derivative liabilities; (2) it did not record additional warrants to be issued to Dynamic and Canaan pursuant to an qualified equity event as defined in the warrants agreements; and (3) an overstatement of stock compensation expense. The Company recorded derivative liabilities of $1,857,252 and decreased additional paid-in capital by $2,614,795 at December 31, 2017. The Company also adjusted stock compensation expense and change in fair value of derivative liabilities for the year ended December 31, 2017 by $103,759 and $861,302, respectively.

Following is a summary of the restatement changes made to the consolidated financial statements previously issued as of and for the year ended December 31, 2017:

	Originally Reported	Adjustments	As Restated
	2017	2017	2017
Consolidated balance sheet:
Derivative liabilities	$-	$1,857,252	$1,857,252
Additional paid-in capital	$23,740,751	$(2,614,795)	$21,125,956
Accumulated deficit	$(12,785,931)	$(757,543)	$(12,028,388)

Consolidated Statement of Operations and Comprehensive Loss:
General and administrative	$13,086,120	$103,759	$13,189,879
Change in fair value of derivative liabilities	$-	$861,302	$861,302
Net loss	$(7,297,109)	$(757,543)	$(6,539,566)
Total comprehensive loss	$(7,332,039)	$(757,543)	$(6,574,496)

Consolidated Statement of Changes in Stockholder’s Equity:
Stock compensation	$2,938,670	$(2,614,795)	$323,875
Net loss	$(7,297,109)	$(757,543)	$(6,539,566)

Consolidated Statements of Cash Flows:
Net loss	$(7,297,109)	$(757,543)	$(6,539,566)
Stock compensation	$4,240,670	$103,759	$4,344,429
Change in fair value of derivative liabilities	$-	$861,302	$861,302

Derivative liabilities

ASC Topic No. 815 - Derivatives and Hedging provides guidance on determining what types of instruments or embedded features in an instrument issued by a reporting entity can be considered indexed to its own stock for the purpose of evaluating the first criteria of the scope exception in the pronouncement on accounting for derivatives. These requirements can affect the accounting for warrants issued by the Company. At December 31, 2017, the Company had warrants that contain a net cash settlement provision and do not have fixed settlement provisions because their exercise prices may be lowered if the Company issues securities at lower prices in the future. The Company concluded that the instruments are accounted for as derivative liabilities. In determining the fair value of the derivative liabilities, the Company used the binomial option pricing model at December 31, 2017:

December 31, 2017
Common stock issuable upon exercise of warrants	1,020,717
Market value of common stock on measurement date	$5.79
Exercise price	$7.70 to $7.00
Risk free interest rate(1)	1.89%
Expected life in years	2 years
Expected volatility (2)	70.69%
Expected dividend yields (3)	0%

(1) The risk-free interest rate was determined by management using the applicable Treasury Bill as of the measurement date.

(2) The historical trading volatility was determined by calculating the volatility of the Company’s peers common stock.

(3) The Company does not expect to pay a dividend in the foreseeable future.

The following table shows the change in the Company’s derivative liabilities that were accounted for at fair value on a recurring basis for the year ended December 31, 2017:

Amount
Balance, December 31, 2016	$-
Initial valuation of derivative liabilities of warrants	2,718,554
Change in fair value of derivative liabilities	(861,302)

Balance, December 31, 2017	1,857,252